CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income (loss)	$ 33,880	$ (227,937)	$ 26,648
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation and amortization	107,824	132,886	146,318
Long-lived asset impairment	5,700	14,495	20,788
Amortization of deferred financing costs	4,714	4,584	702
(Income) loss from discontinued operations, net of tax	(39,736)	56,171	(4,723)
Provision for doubtful accounts	863	2,972	3,326
Gain on sale of property, plant and equipment	(2,517)	(2,986)	(1,805)
Equity in income of non-consolidated affiliates (Note 9)	0	(10,403)	(15,152)
(Gain) loss on remeasurement of intercompany balances	(516)	(9,268)	30,127
Loss on foreign currency derivatives	0	709	0
Loss on sale of business	111	0	0
Stock-based compensation expense	14,764	10,966	8,184
Deferred income tax provision (benefit)	(3,193)	71,090	(25,838)
Changes in assets and liabilities:
Accounts receivable and notes	(65,311)	126,276	34,428
Inventory	20,594	49,736	80,416
Costs and estimated earnings versus billings on uncompleted contracts	40,949	24,637	(24,328)
Other current assets	(1,541)	(7,074)	(162)
Accounts payable and other liabilities	62,029	2,078	(82,595)
Deferred revenue	(13,711)	24,414	(2,428)
Other	(14,483)	(857)	(4,806)
Net cash provided by continuing operations	150,420	262,489	189,100
Net cash provided by (used in) discontinued operations	(1,794)	1,016	(57,404)
Net cash provided by (used in) operating activities	148,626	263,505	131,696
Cash flows from investing activities:
Capital expenditures	(131,673)	(73,670)	(155,344)
Proceeds from sale of property, plant and equipment	8,866	2,814	6,609
Proceeds from sale of business	894	0	0
Return of investments in non-consolidated affiliates	0	10,403	15,185
Proceeds received from settlement of note receivable	0	0	5,357
Settlement of foreign currency derivatives	0	(709)	0
Decrease in restricted cash	125	819	0
Cash invested in non-consolidated affiliates	0	0	(33)
Net cash used in continuing operations	(121,788)	(60,343)	(128,226)
Net cash provided by discontinued operations	19,575	36,079	46,112
Net cash used in investing activities	(102,213)	(24,264)	(82,114)
Cash flows from financing activities:
Proceeds from borrowings of debt	501,088	430,758	673,500
Repayments of debt	(476,503)	(610,261)	(143,500)
Cash transfer to Archrock, Inc. (Notes 11, 18 and 22)	(44,720)	(49,176)	(532,578)
Net distributions to parent	0	0	(40,218)
Payments for debt issuance costs	(7,911)	(779)	(13,345)
Proceeds from stock options exercised	684	786	0
Purchases of treasury stock	(4,792)	(2,091)	(54)
Net cash provided by (used in) financing activities	(32,154)	(230,763)	(56,195)
Effect of exchange rate changes on cash and cash equivalents	(792)	(1,832)	(3,716)
Net increase (decrease) in cash and cash equivalents	13,467	6,646	(10,329)
Cash and cash equivalents at beginning of period	35,678	29,032	39,361
Cash and cash equivalents at end of period	49,145	35,678	29,032
Supplemental disclosure of cash flow information:
Income taxes paid, net	47,403	57,580	64,683
Interest paid, net of capitalized amounts	28,178	29,046	4,141
Supplemental disclosure of non-cash transactions:
Net transfers of property, plant and equipment from parent prior to the Spin-off	0	0	(7,627)
Transfer of net deferred tax liabilities from parent at Spin-off	0	0	29,203
Accrued capital expenditures	16,735	5,985	2,743
Non-cash proceeds from the sale of a plant	$ 0	$ 7,000	$ 0